DEFINED CONTRIBUTION PLANS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Contribution Plans Disclosure [Abstract]
Employer matching contribution (in hundredths)	50.00%
Employee contributions for most members (in hundredths)	6.00%
Defined contribution plan exception of matching (in hundredths)	25.00%
Contribution made by employer	$ 2,100	$ 700	$ 0